Common Shares - Schedule of common shares (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Number of beginning balance	225,432,493	189,493,593	189,493,593
Balance	$ 92,751	$ 36,254	$ 36,254	$ 8,188
Amount of private placement				20,376
Amount of financing cost incurred - Cash				(28)
Amount of Exercise of stock options		1,370	4,236	919
Conversion of restricted share units	$ (78)
Amount of Issued in Business Combination			$ 91,911	$ 28,000
Number of ending balance	226,780,843		225,432,493	189,493,593
Balance	$ 79,725	$ 25,631	$ 92,751	$ 36,254
Common shares
Class of Stock [Line Items]
Number of beginning balance	225,432,493	189,493,593	189,493,593	163,331,904
Balance	$ 296,051	$ 154,431	$ 154,431	$ 79,824
Number of private placement (in Shares)				6,553,409
Amount of private placement				$ 20,376
Amount of financing cost incurred - Cash				(28)
Amount of financing cost incurred - Stock option-based payments				$ (397)
Number of issued for TOML acquisition (in Shares)				9,005,595
Amount of issued for TOML acquisition				$ 28,000
Number of issued for services (in Shares)			4,432,606	7,997,496
Number of issued for services			$ 26,960	$ 24,866
Number of Exercise of stock options (in Shares)		2,148,990	6,312,756	2,605,189
Amount of Exercise of stock options		$ 2,542	$ 14,297	$ 1,790
Conversion of restricted share units (in shares)	1,348,350		173,216
Conversion of restricted share units	$ 2,212		$ 399
Number Of conversion of preferred shares to common shares (in Shares)			509,459
Amount of conversion of preferred shares to common shares			$ 550
Number Of Issued in Business Combination (in Shares)			21,384,296	9,005,595
Amount of Issued in Business Combination			$ 72,411	$ 28,000
Number Of Conversion Of Debentures (in Shares)		57,894	3,126,567
Amount of Conversion of debentures			$ 27,003
Number of ending balance			225,432,493	189,493,593
Balance	$ 298,263	$ 183,137	$ 296,051	$ 154,431